Average Annual Total Returns - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend and Income Fund	Jan. 28, 2023
Fidelity Strategic Dividend and Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.84%)
Past 5 years	6.91%
Past 10 years	8.83%
Fidelity Strategic Dividend and Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.11%)
Past 5 years	5.07%
Past 10 years	7.04%
Fidelity Strategic Dividend and Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.59%)
Past 5 years	5.06%
Past 10 years	6.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0611
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	6.08%
Past 10 years	9.11%